UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savitr Capital, LLC
Address: One Market Plaza
         Steuart Street Tower, Suite 1400
         San Francisco, CA  94105

13F File Number:  28-0001442757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Farida Udaipurwala
Title:     Chief Operating Officer
Phone:     415-430-4288

Signature, Place, and Date of Signing:

  /s/ Farida Udaipurwala     San Francisco, CA     May 9, 2011

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $111,485 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                     FORM 13F INFORMATION TABLE

								VALUE 	SHARES	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
ABRAXAS PETE CORP		COM		003830106	584	100000	SH		SOLE			100000
ACTIVE POWER INC		COM		00504W100	1387	473230	SH		SOLE			473230
AGRIUM INC			COM		008916108	2307	25000	SH		SOLE			25000
AMTECH SYSTEMS INC		COM		032332504	2550	101033	SH		SOLE			101033
ANNALY CAP MGMT INC		COM		035710409	698	40000	SH		SOLE			40000
ARCHER DANIELS MIDLAND CO	COM		039483102	2521	70000	SH		SOLE			70000
BRIGHAM EXPLORATION CO		COM		109178103	1487	40000	SH		SOLE			40000
BUNGE LIMITED			COM		G16962105	1808	25000	SH		SOLE			25000
CABOT OIL & GAS CORP		COM		127097103	1854	35000	SH		SOLE			35000
CHESAPEAKE ENERGY CORP		COM		165167107	670	20000	SH		SOLE			20000
CHINA HYDROELECTRIC CORP	SPONSORED ADR	16949D101	1157	159384	SH		SOLE			159384
CODEXIS INC			COM		192005106	3322	281011	SH		SOLE			281011
COMPLETE PRODUCTION SERVICES	COM		20453E109	1750	55000	SH		SOLE			55000
COVANTA HLDG CORP		COM		22282E102	2562	150000	SH		SOLE			150000
CYPRESS SHARPRIDGE INVTS INC	COM		23281A307	1902	150000	SH		SOLE			150000
ECOTALITY INC			COM NEW		27922Y202	152	46980	SH		SOLE			46980
EL PASO PIPELINE PARTNERS L	COM UNIT LPI	283702108	725	20000	SH		SOLE			20000
ESCO TECHNOLOGIES INC		COM		296315104	992	26012	SH		SOLE			26012
EXIDE TECHNOLOGIES		COM NEW		302051206	1840	164766	SH		SOLE			164766
GENERAL CABLE CORP DEL NEW	COM		369300108	2382	55000	SH		SOLE			55000
GOLAR LNG LTD BERMUDA		SHS		G9456A100	1006	39337	SH		SOLE			39337
GT SOLAR INTL INC		COM		3623E0209	4305	403432	SH		SOLE			403432
JA SOLAR HOLDINGS CO LTD	SPON ADR	466090107	3698	527570	SH		SOLE			527570
JINKOSOLAR HLDG CO LTD		SPONSORED ADR	47759T100	9056	335420	SH		SOLE			335420
KODIAK OIL & GAS CORP		COM		50015Q100	670	100000	SH		SOLE			100000
LDK SOLAR CO LTD		SPONSORED ADR	50183L107	4712	385000	SH		SOLE			385000
LINDSAY CORP			COM		535555106	2746	34757	SH		SOLE			34757
MASTEC INC			COM		576323109	2617	125813	SH		SOLE			125813
MAXWELL TECHNOLOGIES INC	COM		577767106	1212	70161	SH		SOLE			70161
MERIT MED SYS INC		COM		589889104	392	20000	SH		SOLE			20000
NEWFIELD EXPL CO		COM		651290108	3801	50000	SH		SOLE			50000
PATTERSON UTI ENERGY INC	COM		703481101	4262	145000	SH		SOLE			145000
PETROHAWK ENERGY CORP		COM		716495106	5830	237557	SH		SOLE			237557
REGENCY ENERGY PARTNERS L P	COM UNITS L P	75885Y107	683	25000	SH		SOLE			25000
SANDRIDGE ENERGY INC		COM		80007P307	2220	173448	SH		SOLE			173448
SATCON TECHNOLOGY CORP		COM		803893106	270	70000	SH		SOLE			70000
SCHWEITZER-MAUDUIT INTL INC	COM		808541106	714	14100	SH		SOLE			14100
SEMILEDS CORP			COM		816645105	996	63800	SH		SOLE			63800
SIEMENS A G			SPONSORED ADR	826197501	1373	10000	SH		SOLE			10000
SUNPOWER CORP			COM CL A	867652109	4633	270329	SH		SOLE			270329
TELVENT GIT SA			SHS		E90215109	2867	98499	SH		SOLE			98499
TRINA SOLAR LIMITED		SPON ADR	89628E104	9740	323380	SH		SOLE			323380
ULTRA PETROLEUM CORP		COM		903914109	1935	39290	SH		SOLE			39290
VEECO INSTRS INC DEL		COM		922417100	3281	64526	SH		SOLE			64526
VERIZON COMMUNICATIONS INC	COM		92343V104	771	20000	SH		SOLE			20000
WARNER CHILCOTT PLC IRELAND	SHS A		G94368100	861	37000	SH		SOLE			37000
YINGLI GREEN ENERGY HLDG CO	ADR		98584B103	4184	324372	SH		SOLE			324372